SHARE-BASED PAYMENTS - Summary of the activity for the options issued under the Share Award Scheme (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
2013 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options - Outstanding	27,868,420
Number of options - Granted	0
Number of options - Forfeited	(478,400)
Number of options - Exercised	0
Number of options - Outstanding	27,390,020	27,868,420
Number of options - Vested and expected	27,390,020
Number of options - Exercisable	9,908,740
Weighted- average exercise price - Outstanding	$ 0.83
Weighted- average exercise price - Forfeited	0.87
Weighted- average exercise price - Outstanding	0.83	$ 0.83
Weighted- average exercise price - Vested and expected	0.83
Weighted- average exercise price - Exercisable	0.83
Weighted- average grant- date fair value - Outstanding	0.31
Weighted- average grant- date fair value - Granted	0.73
Weighted- average grant- date fair value - Forfeited	0.30
Weighted- average grant- date fair value - Outstanding	0.31	$ 0.31
Weighted- average grant date fair value - Vested and expected	0.31
Weighted- average grant- date fair value - Exercisable	$ 0.31
Weighted- average remaining contractual term - Outstanding	7 years 6 months	7 years 11 months 26 days
Weighted- average remaining contractual term - Vested and expected	7 years 6 months
Weighted- average remaining contractual term - Exercisable	7 years 6 months
Aggregate intrinsic value - Outstanding		$ 0.22
2021 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options - Granted	85,590,755
Number of options - Forfeited	(10,342,579)
Number of options - Exercised	(1,736,106)
Number of options - Outstanding	73,512,070
Number of options - Vested and expected	73,512,070
Number of options - Exercisable	3,594,126
Weighted- average exercise price - Granted	$ 0.01
Weighted- average exercise price - Forfeited	0.01
Weighted- average exercise price - Exercised	0.01
Weighted- average exercise price - Outstanding	0.01
Weighted- average exercise price - Vested and expected	0.01
Weighted- average exercise price - Exercisable	0.01
Weighted- average grant- date fair value - Granted	0.38
Weighted- average grant- date fair value - Forfeited	0.40
Weighted- average grant- date fair value - Exercised	0.32
Weighted- average grant- date fair value - Outstanding	0.38
Weighted- average grant date fair value - Vested and expected	0.38
Weighted- average grant- date fair value - Exercisable	$ 0.32
Weighted- average remaining contractual term - Outstanding	9 years 8 months 8 days
Weighted- average remaining contractual term - Vested and expected	9 years 8 months 8 days
Weighted- average remaining contractual term - Exercisable	9 years 8 months 12 days
Aggregate intrinsic value - Outstanding	$ 0.29
Aggregate intrinsic value - Vested and expected	0.29
Aggregate intrinsic value - Exercisable	$ 0.29